Right of Use Assets - Schedule of Lease Liability and Maturity of Lease (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2025 USD ($)
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	RM 162,577	$ 40,058	RM 209,571
Add: New lease recognized	1,355,647	334,026
Add: Imputed interest	40,750	10,041	10,090
Less: Modification	(69)	(17)
Less: Principal repayment	(161,328)	(39,751)	(57,084)
Termination	(37,339)	(9,199)
As at end of the year/period	1,360,238	335,158	162,577
Lease liability current portion	323,500		52,768	$ 79,709
Lease liability non-current portion	1,036,738		109,809	255,449
Maturities of Lease	1,360,238		162,577	335,158
Year ending December 31, 2025 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	52,768
As at end of the year/period			52,768
Maturities of Lease			52,768
Year ending December 31, 2026 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	57,434
As at end of the year/period	323,500	79,709	57,434
Maturities of Lease	323,500		57,434	79,709
Year ending December 31, 2027 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	25,598
As at end of the year/period	321,983	79,336	25,598
Maturities of Lease	321,983		25,598	79,336
Year ending December 31, 2028 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	7,701
As at end of the year/period	336,260	82,853	7,701
Maturities of Lease	336,260		7,701	82,853
Year ending December 31, 2029 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	8,171
As at end of the year/period	236,467	58,265	8,171
Maturities of Lease	236,467		8,171	58,265
Year ending December 31, 2030 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year	10,905
As at end of the year/period	55,810	13,751	10,905
Maturities of Lease	55,810		10,905	13,751
After December 31, 2030 [Member]
Schedule of Lease Liability and Maturity of Lease [Line Items]
As at beginning of the year
As at end of the year/period	86,218	$ 21,244
Maturities of Lease	RM 86,218			$ 21,244